[logo] PIONEER Investments(R)




April 4, 2014



VIA ELECTRONIC TRANSMISSION
---------------------------

Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, D.C.  20549

Re:    Pioneer Series Trust I (the "Trust")
       (File Nos. 333-108472 and 811-21425)
       CIK No. 0001257951

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I certify that the forms of prospectuses and statements of additional information relating to the offering of Class A, Class B, Class C, Class K, Class R and Class Y shares of Pioneer Oak Ridge Small Cap Growth Fund; and the offering of Class A, Class B, Class C, Class R and Class Y shares of Pioneer Oak Ridge Large Cap Growth Fund, each a series of the Trust, which would have been filed under paragraph (c) of Rule 497, do not differ from those contained in Post-Effective Amendment No. 24 to the Trust's registration statement on Form N-1A, filed electronically with the Commission on March 25, 2014 (Accession No. 0001257951-14-000002).

If you have any questions or comments concerning the foregoing certification, please contact me at (617) 422-4695.

Very truly yours,


/s/ Thomas Reyes
-------------------------
    Thomas Reyes
    Assistant Secretary



cc:  Christopher J. Kelley, Esq.
     Jeremy B. Kantrowitz, Esq.




Pioneer Investment Management, Inc.
60 State Street
Boston, MA  02109-1820




                "Member of the UniCredit S.p.A. banking group"